UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Empirical Wealth Management, LLC
Address: 9755 SW Barnes Road Suite 210
         Portland, OR  97225

13F File Number:  28-NEW           028-13322

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Melissa McDermott
Title:     Chief Compliance Officer
Phone:     503-808-9005

Signature, Place, and Date of Signing:

 /s/ Melissa McDermott     Portland, OR     April 09, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    24

Form 13F Information Table Value Total:    $68,630 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                IPSPGS TTL ETN   06738C794    10327   333229 SH       SOLE                        0        0   333229
BLUE NILE INC                  COM              09578R103      583    10600 SH       SOLE                        0        0    10600
COTT CORP QUE                  COM              22163N106      169    21800 SH       SOLE                        0        0    21800
INTEL CORP                     COM              458140100      246    11020 SH       SOLE                        0        0    11020
ISHARES TR                     MSCI SMALL CAP   464288273      566    15122 SH       SOLE                        0        0    15122
ISHARES TR                     RSSL MCRCP IDX   464288869     2753    64124 SH       SOLE                        0        0    64124
ISHARES TR                     S&P DEV EX-US    464288422      610    19711 SH       SOLE                        0        0    19711
ISHARES TR INDEX               MSCI EAFE IDX    464287465     1473    26314 SH       SOLE                        0        0    26314
ISHARES TR INDEX               MSCI EMERG MKT   464287234      386     9164 SH       SOLE                        0        0     9164
ISHARES TR INDEX               S&P 500 INDEX    464287200      240     2048 SH       SOLE                        0        0     2048
LSI CORPORATION                COM              502161102      141    23040 SH       SOLE                        0        0    23040
MICROSOFT CORP                 COM              594918104     1133    38687 SH       SOLE                        0        0    38687
NATIONAL BEVERAGE CORP         COM              635017106      170    15283 SH       SOLE                        0        0    15283
PROCTER & GAMBLE CO            COM              742718109      363     5736 SH       SOLE                        0        0     5736
SCHWAB STRATEGIC TR            US LRG CAP ETF   808524201     9837   355565 SH       SOLE                        0        0   355565
SPDR INDEX SHS FDS             DJ GLB RL ES ETF 78463X749      490    14636 SH       SOLE                        0        0    14636
SPDR SERIES TRUST              DJ REIT ETF      78464A607      811    15087 SH       SOLE                        0        0    15087
VANGUARD INDEX FDS             LARGE CAP ETF    922908637    16415   307981 SH       SOLE                        0        0   307981
VANGUARD INDEX FDS             REIT ETF         922908553     4977   101960 SH       SOLE                        0        0   101960
VANGUARD INDEX FDS             STK MRK ETF      922908769     4091    68652 SH       SOLE                        0        0    68652
VANGUARD INDEX FDS             VALUE ETF        922908744      461     9139 SH       SOLE                        0        0     9139
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     5237   124251 SH       SOLE                        0        0   124251
VANGUARD INTL EQUITY INDEX F   TT WRLD ST ETF   922042742     1209    27146 SH       SOLE                        0        0    27146
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858     5942   171634 SH       SOLE                        0        0   171634